Annual Fund Operating Expenses - DWS RREEF Global Infrastructure Fund	Sep. 22, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[2]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.26%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	2.07%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	2.01%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.95%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[2]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.01%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[2]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.11%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2025.
[2]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.26%, 0.28%, 0.16%, 0.24% and 0.32% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.